EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure Of Exploration And Evaluation Assets [Abstract]
EXPLORATION AND EVALUATION ASSETS [Text Block]

10. EXPLORATION AND EVALUATION ASSETS

The DeLamar Project consists of the neighbouring DeLamar and Florida Mountain Gold and Silver Deposits, located in the heart of the historic Owyhee County mining district in south western Idaho.

DeLamar Gold and Silver Deposit

On November 3, 2017, the Company acquired 100% of interest in Kinross DeLamar Mining Company, a wholly-owned subsidiary of Kinross Gold Corporation ("Kinross"), which owned the DeLamar Deposit for $7.5mm in cash and the issuance of 2,218,395 common shares of the Company that is equal to 9.9% of all of the issued and outstanding shares of the Company upon closing of the October 2017 $27.3mm financing. The 2,218,395 common shares issued were valued at $4,714,089 on the closing date. The Company paid $3.0mm cash at closing of the acquisition transaction and issued a $4.5mm promissory note, which was originally due in May 2019. In February 2019, the maturity date of the promissory note was extended to November 3, 2019, and the promissory note was paid in full on October 31, 2019. That payment represents payment-in-full for all amounts owing under the promissory note agreement and all obligations under the agreement with Kinross USA Inc. have been fully performed. As a result, Kinross USA Inc. has released its security on 25% of the shares of DeLamar Mining Company.

A portion of the DeLamar Project was subject to a 2.5% NSR payable to Kinross. In December 2019, Kinross Gold USA Inc. informed DeLamar that its affiliate Kinross has entered a Royal Purchase and Sale Agreement dated December 1, 2019 whereby Kinross agreed to sell, assign, transfer, and convey to Maverix Metals (Nevada) Inc. and Maverix Metals Inc. all of Kinross' or its applicable subsidiaries' rights, titles, and interests in a portfolio of royalties, including the net smelter returns royalty governed by the Royalty Agreement. The Maverix royalty applies to more than 90% of the current DeLamar area resources, but this royalty will be reduced to 1.0% upon Maverix receiving total royalty payments of C$10,000,000.

Florida Mountain Gold and Silver Deposit

Integra executed in December 2017 Purchase and Sale Agreements with two private entities (Empire and Banner) to acquire patented claims in the past-producing Florida Mountain Gold and Silver Deposit ("Florida Mountain") for a total consideration of US$2mm (C$2.5mm) in cash. The Company completed the purchase of the Florida Mountain Empire claims in January 2018 and paid US$1.6mm (C$2.0mm) at closing. The Company completed the acquisition of the Florida Mountain Banner claims in the second quarter of 2018 and paid US$0.4mm (C$0.5mm) at closing.

War Eagle Gold-Silver Deposit

In December 2018, the Company has entered into an option agreement with Nevada Select Royalty Inc. ("Nevada Select"), a wholly owned subsidiary of Ely Gold Royalties Inc. ("Ely Gold") to acquire Nevada Select's interest in a State of Idaho Mineral Lease (the "State Lease") encompassing the War Eagle gold-silver Deposit ("War Eagle") situated in the DeLamar District, southwestern Idaho. Upon exercise of the option, Nevada Select will transfer its right, title and interest in the State Lease, subject to a 1.0% net smelter royalty on future production from the deposit payable to Ely Gold, to DeLamar Mining. Under the option agreement, Integra will pay Nevada Select US$200,000 over a period of four years in annual payments, as per the following schedule:

  US$20,000 cash at execution of the option agreement (C$27,284 - paid in December 2018);
  US$20,000 cash on the six-month anniversary (C$26,486 - paid in June 2019);
  US$30,000 cash on the one-year anniversary (C$38,964 - paid in December 2019);
  US$30,000 cash on the second anniversary (C$38,196 - paid in December 2020);
  US$30,000 cash on the third anniversary; and
  US$70,000 cash on the fourth anniversary.

Integra has the right to accelerate the payments and exercise of the option at anytime prior to the fourth-year anniversary. The State Lease is subject to an underlying 5.0% gross royalty payable to the State of Idaho.

In the War Eagle Mountain District, Integra had previously acquired the Carton Claim group comprising of six patented mining claims covering 45 acres and located 750m north of the State Lease.

BlackSheep District

The Company staked a number of the BlackSheep claims in 2018. The staking was completed in early 2019.

      Exploration and Evaluation Assets Summary:

Total
Balance at December 31, 2018	$58,422,192
Land acquisitions/option payments	64,940
Claim Staking	227,370
Legal expenses	25,303
Title review and environment	13,046
Promissory note interest accretion expenses	119,205
Reclamation adjustment*	5,241,860
Depreciation**	(9,616)
Translation difference***	(2,800,772)
Total	61,303,528
Advance minimum royalty	45,393
Balance at December 31, 2019	61,348,921
Land acquisitions/option payments	45,835
Claim Staking	69,550
Legal expenses	5,559
Title review and environment	8,678
Reclamation adjustment*	12,000,190
Depreciation**	(9,453)
Translation difference***	(1,209,218)
Total	72,260,062
Advance minimum royalty	69,962
Balance at December 31, 2020	$72,330,024

      *Reclamation adjustment is the change in present value of the reclamation liability, mainly due to changes to inflation rate and discount rate. Also see Note 15.

**A staff house building with a carrying value of US$187,150 (C$238,279) has been included in the DeLamar property. This building is being depreciated.

***December 31, 2018 closing balance of US$42,825,239 (C$58,422,192), translated to C$ with the December 31, 2019 exchange rate equals to $55,621,420, resulting in a $2,800,772 translation difference; December 31, 2019 closing balance of US$47,235,080 (C$61,348,921), translated to C$ with the December 31, 2020 exchange rate equals to $60,139,703, resulting in a $1,209,218 translation difference.

The Company spent $17,135,991 in exploration and evaluation activities during the year ended December 31, 2020 (December 31, 2019 - $13,433,489).

The following tables outline the Company's exploration and evaluation expense summary for the years ended December 31, 2020 and 2019:

Exploration and Evaluation Expense Summary:

December 31, 2020	DeLamar deposit	Florida Mountain deposit	War Eagle deposit	Other deposits deposits	Joint expenses expenses	Total Total
Contract exploration drilling	$494,921	$3,099,244	$994,000	$—	$—	$4,588,165
Contract metallurgical drilling	989,228	—	—	—	—	989,228
Exploration drilling - other drilling labour & related costs	322,283	1,603,329	599,212	365,675	—	2,890,499
Metallurgical drilling - other drilling labour & related costs	426,852	—	—	—	—	426,852
Other exploration expenses*	—	431,619	—	544,294	1,758,034	2,733,947
Other development expenses**	—	—	—	—	1,350,106	1,350,106
Land***	217,565	118,653	6,073	35,131	293,548	670,970
Permitting	—	—	—	—	2,172,743	2,172,743
Metallurgy test work	321,928	321,792	—	—	—	643,720
Technical reports and studies	—	—	—	—	438,682	438,682
Community engagement	—	—	—	—	231,079	231,079
Total	$2,772,777	$5,574,637	$1,599,285	$945,100	$6,244,192	$17,135,991

*Includes mapping, IP, sampling, payroll, exploration G&A expenses, consultants

**Includes development G&A expenses and payroll

***Includes compliance, consulting, property taxes, legal, etc. expenses

December 31, 2019	DeLamar deposit	Florida Mountain deposit	Other deposits	Joint expenses	Total
Contract exploration drilling	$1,065,358	$842,744	$642,942	$—	$2,551,044
Contract metallurgical drilling	1,022,294	363,115	313,663	—	1,699,072
Exploration drilling - other drilling labour & related costs	1,266,753	2,105,666	—	—	3,372,419
Metallurgical drilling - other drilling labour & related costs	526,235	907,273	—	—	1,433,508
Other exploration expenses*	160,783	138,783	323,625	1,213,644	1,836,835
Land**	143,735	56,903	17,862	252,005	470,505
Permitting	—	—	—	93,393	93,393
Metallurgy test work	—	—	—	975,809	975,809
Technical reports and studies	—	—	—	819,970	819,970
Community, safety & other	—	—	—	180,934	180,934
Total	$4,185,158	$4,414,484	$1,298,092	$3,535,755	$13,433,489

*Includes mapping, IP, sampling, payroll, exploration G&A expenses, consultants

**Includes compliance, consulting, property taxes, legal, etc. expenses